Note 12 - Warranty Obligations (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
(In thousands)	Three Months Ended June 30 , 201 8	Three Months Ended June 2 4 , 201 7
Balance at beginning of period	$164	$123
Provision, net	6	1
Warranty costs incurred	(29)	(33)
Balance at end of period	$141	$91

(In thousands)	March 31 , 201 8	March 2 5 , 201 7
Balance as of beginning of year	$123	$60
Provision, net	291	234
Warranty costs incurred	(250)	(171)
Balance as of end of year	$164	$123